Share-based Compensation - Activity (Details) - Pre-IPO Plans ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) ¥ / shares $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) ¥ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Options Outstanding
Outstanding, beginning (in shares) | shares	19,349,805	19,349,805	23,354,505	23,354,505
Options granted (in shares) | shares	1,280,000	1,280,000	2,149,975	2,149,975
Exercised (in shares) | shares	(4,287,360)	(4,287,360)	(5,103,015)	(5,103,015)
Forfeited (in shares) | shares	(5,094,290)	(5,094,290)	(1,051,660)	(1,051,660)
Outstanding, ending (in shares) | shares	11,248,155	11,248,155	19,349,805	19,349,805	23,354,505	23,354,505
Vested and expected to vest, ending (in shares) | shares	11,075,184	11,075,184					11,075,184
Exercisable, ending (in shares) | shares	10,204,435	10,204,435					10,204,435
Weighted Average Exercise Price
Outstanding, beginning (per share) | $ / shares	$ 0.2313		$ 0.2194
Granted (per share) | $ / shares	0.4410		0.6756
Exercised (per share) | $ / shares	0.1846		0.2887
Forfeited (per share) | $ / shares	0.4941		0.5973
Outstanding, ending (per share) | $ / shares	0.1540		$ 0.2313		$ 0.2194
Vested and expected to vest, ending (per share) | $ / shares	0.1511	$ 0.1511
Exercisable, ending (per share) | $ / shares	$ 0.1312	$ 0.1312
Weighted Average Remaining Contractual Life (in years)
Outstanding	3 years 9 months 7 days	3 years 9 months 7 days	5 years 4 months 24 days	5 years 4 months 24 days	6 years 1 month 20 days	6 years 1 month 20 days
Vested and expected to vest at the end of the period	3 years 8 months 19 days	3 years 8 months 19 days
Exercisable at the end of the period	3 years 4 months 2 days	3 years 4 months 2 days
Aggregate Intrinsic Value
Outstanding	$ (824)	$ (824)	$ 30,495	$ 30,495	$ 10,165	$ 10,165	¥ (5,254)	¥ 198,983	¥ 70,769
Vested and expected to vest	(780)	(780)					(4,971)
Exercisable	$ (515)	$ (515)					¥ (3,284)
Weighted Average Grant Date Fair Value
Outstanding, beginning (per share) | (per share)	$ 0.5231	$ 3.4132	$ 0.4934	$ 3.4351
Granted (per share) | (per share)	0.6204	3.9536	1.0778	7.0326
Exercised (per share) | (per share)	0.6536	4.1651	0.6098	3.9786
Forfeited (per share) | (per share)	0.6746	4.2990	0.5776	3.7688
Outstanding, ending (per share) | (per share)	$ 0.4158	$ 2.6498	$ 0.5231	$ 3.4132	$ 0.4934	$ 3.4351
Vested and expected to vest, ending (per share)	0.4153	2.6463
Exercisable, ending (per share)	0.4057	2.5855